Geographic and Other Information - Revenue and Non-current Assets by Geography (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of geographical areas [Line Items]
Revenue	₩ 27,790,216	₩ 26,504,074	₩ 28,383,884
Property, plant and equipment	16,201,960	12,031,449	10,546,020
Intangible assets	912,821	894,937	838,730
Domestic [member]
Disclosure of geographical areas [Line Items]
Revenue	1,996,183	1,825,191	2,217,516
Property, plant and equipment	12,487,111	8,758,171
Intangible assets	731,373	673,966
China [member]
Disclosure of geographical areas [Line Items]
Revenue	18,090,974	18,367,767	19,375,401
Property, plant and equipment	2,929,739	3,079,724
Intangible assets	17,244	23,298
Other countries [member]
Disclosure of geographical areas [Line Items]
Property, plant and equipment	785,110	193,554
Intangible assets	164,204	197,673
Foreign countries [member]
Disclosure of geographical areas [Line Items]
Revenue	25,794,033	24,678,883	26,166,368
Property, plant and equipment	3,714,849	3,273,278
Intangible assets	181,448	220,971
Asia (excluding China) [member]
Disclosure of geographical areas [Line Items]
Revenue	2,383,390	2,148,676	2,605,753
United States [member]
Disclosure of geographical areas [Line Items]
Revenue	2,724,714	2,053,317	1,981,021
Europe (excluding Poland) [member]
Disclosure of geographical areas [Line Items]
Revenue	1,433,126	983,672	1,064,122
Poland [member]
Disclosure of geographical areas [Line Items]
Revenue	₩ 1,161,829	₩ 1,125,451	₩ 1,140,071